Summary of Significant Accounting Policies (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Earnings Per Share Basic And Diluted Abstract
Net loss from continuing operations for basic net loss per share of common stock		$ (4,391,980)	$ (5,664,379)	$ (7,117,307)
Net income from discontinued operations for basic net income per share of common stock		$ 53,267,761	$ 19,003	$ 66,552
Weighted average common stock outstanding – basic	[1]	105,243,671	3,497,109	2,450,447
Net loss per common share from continuing operations - basic	[1]	$ (0.04)	$ (1.62)	$ (2.9)
Net income per common share from discontinued operations - basic	[1]	$ 0.51	$ 0.01	$ 0.02

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.